ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of Accounts payable and accrued expenses
	March 31, 2020	December 31, 2019
Accounts payable	$539,260	$737,850
Accrued officers compensation	837,800	813,050
Accrued royalties	311,006	295,042
Other	10,426	6,621
Total	$1,698,492	$1,852,563

	December 31, 2019	December 31, 2018
Accounts payable	$737,850	$175,405
Accrued officers compensation	813,050	811,250
Accrued royalties	295,042	174,985
Other	6,621	149,835
Total	$1,852,563	$1,311,475